Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40799
Entity Registrant Name	Sportradar Group AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Feldlistrasse 2
Entity Address, Postal Zip Code	CH-9000
Entity Address, City or Town	St. Gallen
Entity Address, Country	CH
Title of 12(b) Security	Class A ordinary shares, nominal value CHF 0.10 per share
Trading Symbol	SRAD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001836470
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction	false
Amendment Flag	false
Auditor Name	KPMG
Auditor Location	Gallen, Switzerland
Auditor Firm ID	3240
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Feldlistrasse 2
Entity Address, Postal Zip Code	CH-9000
Entity Address, City or Town	St. Gallen
Entity Address, Country	CH
Contact Personnel Name	Carsten Koerl
City Area Code	+41
Local Phone Number	71 517 72 00
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	207,794,199
Class B Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	903,670,701